UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 7960 Entrada Lazanja
         San Diego, CA  92127

13F File Number:  28-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lindsey Back
Title:     Chief Financial Officer
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

      /s/  Lindsey Back     San Diego, CA     November 06, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $276,229 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     3704   840000          SOLE                   840000        0        0
ACTIVISION INC NEW             COM NEW          004930202     1689   111862          SOLE                   111862        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     1262    32050          SOLE                    32050        0        0
AMERICAN INTL GROUP INC        COM              026874107      735    11100          SOLE                    11100        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     3471   188350          SOLE                   188350        0        0
AMERICAN TOWER CORP            CL A             029912201     2025    55475          SOLE                    55475        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     1340   160500          SOLE                   160500        0        0
AVAYA INC                      COM              053499109     1853   161950          SOLE                   161950        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     2453   139400          SOLE                   139400        0        0
CAMBREX CORP                   COM              132011107     1162    56100          SOLE                    56100        0        0
CHARLES RIV LABS INTL INC      COM              159864107     2987    68800          SOLE                    68800        0        0
CHINA TELECOM CORP LTD         SPON ADR H SHS   169426103   160868     4450          SOLE                     4450        0        0
CHINA UNICOM LTD               SPONSORED ADR    16945R104      157    16100          SOLE                    16100        0        0
CYTYC CORP                     COM              232946103     2007    82000          SOLE                    82000        0        0
FOOT LOCKER INC                COM              344849104     1136    45000          SOLE                    45000        0        0
GAMESTOP CORP NEW              CL A             36467W109     2684    58000          SOLE                    58000        0        0
GENENTECH INC                  COM NEW          368710406     3722    45000          SOLE                    45000        0        0
GREATER CHINA FD INC           COM              39167B102      332    17500          SOLE                    17500        0        0
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208      585    88900          SOLE                    88900        0        0
HOSPIRA INC                    COM              441060100     2484    64900          SOLE                    64900        0        0
INTEL CORP                     COM              458140100     5894   286550          SOLE                   286550        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     1735    41800          SOLE                    41800        0        0
IOMEGA CORP                    COM NEW          462030305     1877   645000          SOLE                   645000        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1243    18350          SOLE                    18350        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      366     4500          SOLE                     4500        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      368     3800          SOLE                     3800        0        0
JOHNSON & JOHNSON              COM              478160104     3778    58180          SOLE                    58180        0        0
JP MORGAN CHASE & CO           COM              46625H100     4090    87100          SOLE                    87100        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109     2105    59600          SOLE                    59600        0        0
LILLY ELI & CO                 COM              532457108     3477    61000          SOLE                    61000        0        0
LUMINENT MTG CAP INC           COM              550278303     2186   212400          SOLE                   212400        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     3922    65250          SOLE                    65250        0        0
MORGAN STANLEY                 COM NEW          617446448     2621    35950          SOLE                    35950        0        0
MORGAN STANLEY INDIA INVS FD   COM              61745C105      463    10000          SOLE                    10000        0        0
NUVASIVE INC                   COM              670704105     1990    98945          SOLE                    98945        0        0
OMNICARE INC                   COM              681904108     2471    57350          SOLE                    57350        0        0
PDL BIOPHARMA INC              COM              69329Y104     2246   117000          SOLE                   117000        0        0
POWERDSINE LTD                 SHS              M41415106     1036   108958          SOLE                   108958        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     3713   219550          SOLE                   219550        0        0
REDBACK NETWORKS INC           COM NEW          757209507     2637   190000          SOLE                   190000        0        0
SCHLUMBERGER LTD               COM              806857108     2853    46000          SOLE                    46000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     3417   148000          SOLE                   148000        0        0
SUN MICROSYSTEMS INC           COM              866810104     3160   638350          SOLE                   638350        0        0
TEXAS INSTRS INC               COM              882508104     2507    75400          SOLE                    75400        0        0
TEXTRON INC                    COM              883203101     1315    15025          SOLE                    15025        0        0
TOM ONLINE INC                 ADR REG S        889728200      121    10100          SOLE                    10100        0        0
TRIAD HOSPITALS INC            COM              89579K109     3373    76600          SOLE                    76600        0        0
UGI CORP NEW                   COM              902681105     2230    91200          SOLE                    91200        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1489    23500          SOLE                    23500        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     2925    59450          SOLE                    59450        0        0
VIACOM INC NEW                 CL B             92553P201     1301    35000          SOLE                    35000        0        0
WASTE MGMT INC DEL             COM              94106L109      789    21500          SOLE                    21500        0        0
WYETH                          COM              983024100     3322    65350          SOLE                    65350        0        0
YAHOO INC                      COM              984332106     2553   101000          SOLE                   101000        0        0